Warrants - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding (Details) - Equity Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	712,224	38,085	5,465,249
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 9 days	2 years 10 months 13 days	4 years 9 months 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 184.36	$ 756.25	$ 17.12
Previously Reported [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		4,760,697
Warrants Outstanding, Weighted Average Exercise Price		$ 6.05
Public and Private Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 11,500	$ 11,500	$ 92
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	6,701	6,701	837,625
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	10 days	6 months 10 days	7 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 908.75	$ 2,023.75	$ 14.1
Public and Private Warrants [Member] | Previously Reported [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 92
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		837,625
Warrants Outstanding, Weighted Average Exercise Price		$ 16.19
September 2025 Private Placement Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 675.63	$ 5.405
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	3,777	3,658,537
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 6 days	3 years 7 months 6 days
Warrants Outstanding, Weighted Average Exercise Price	$ 173.75	$ 4.15
April 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 266.25	$ 860	$ 6.88
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	701,746	116	14,535
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 28 days	3 days	3 days
Warrants Outstanding, Weighted Average Exercise Price	$ 177.5	$ 2.5	$ 0.02
April 2024 Warrants [Member] | Previously Reported [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 6.88
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		14,535
Warrants Outstanding, Weighted Average Exercise Price		$ 0.02
August 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 550	$ 2
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		2,000	175,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		2 months 26 days	1 month 24 days
Warrants Outstanding, Weighted Average Exercise Price		$ 28.75	$ 0.06
Private Placement Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 675.63	$ 6
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		29,268	2,499,999
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		3 years 7 months 6 days	2 years 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price		$ 518.75	$ 2.74
August 2025 Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 4.4
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		250,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		2 months 26 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.23
June 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price			$ 2
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)			150,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)			1 month 13 days
Warrants Outstanding, Weighted Average Exercise Price			$ 0.05
November 2024 Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price			$ 2.41
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)			351,424
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)			3 months 21 days
Warrants Outstanding, Weighted Average Exercise Price			$ 0.15
Pre-Funded Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price			$ 0.0001
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)			1,436,666
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)			1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price			$ 0
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	266.25	0.0125	0.0001
Minimum [Member] | Previously Reported [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		0.0001
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 11,500	11,500	$ 92
Maximum [Member] | Previously Reported [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 92